Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 514	$ 513
Cost method	15	118
Total	$ 529	$ 631